PREPAID LAND LEASE PAYMENT (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
PREPAID LAND LEASE PAYMENT [Abstract]
Prepaid land lease payment	$ 7,168	44,656
Less: accumulated amortization	(72)	(447)
Land use rights, net	7,096	44,209
Amortization expense for land use right	72	447
Year 1	144	893
Year 2	144	893
Year 3	144	893
Year 4	144	893
Year 5	$ 144	893